Intangible Assets Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Intangible Assets [Line Items]
Impairment loss on intangible assets	¥ 17,746	$ 2,720	¥ 8,800	¥ 12,767
Amortization expense of intangible assets	¥ 16,409	$ 2,515	¥ 28,086	¥ 39,863